UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 7/27/07

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 81,916 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES


COL. 1                               COL. 2           COL. 3     COL. 4     COL. 5                 COL. 6    COL. 7 COL. 8
NAME OF ISSUER                       CLASS            CUSIP     MKT.VALUE   SHARES SH/PRN PUT/CALL INVSTMT   OTHER   AUTH.
                                                                (x$1,000)                          DSCRETN   MGRS.
AMBAC FINANCIAL GROUP                 com            023139108   1,355      15,540                 sole              sole
AT&T INC                              com            00206r102   2,237      53,909                 sole              sole
AMGEN INC                             com            031162100   1,366      24,701                 sole              sole
BANK OF AMERICA CORP                  com            060505104   2,496      51,057                 sole              sole
CARNIVAL CORP CL A                    paired ctf     143658300   1,539      31,560                 sole              sole
CHEVRON CORP NEW                      com            166764100   3,143      37,311                 sole              sole
CISCO SYS INC                         com            17275R102   2,208      79,295                 sole              sole
CITIGROUP INC                         com            172967101   2,848      55,521                 sole              sole
COLGATE PALMOLIVE CO.                 com            194162103     379       5,850                 sole              sole
COVENTRY HEALTH CARE INC.             com            222862104   2,850      49,435                 sole              sole
CVS CAREMARK CORP                     com            126650100   2,925      80,241                 sole              sole
DUPONT E I DE NEMOURS&CO.             com            263534109     565      11,110                 sole              sole
EMERSON ELECTRIC CO.                  com            291011104   2,102      44,913                 sole              sole
EXXON MOBIL CORP.                     com            30231g102     791       9,426                 sole              sole
FRANKLIN STREET PPTYS CORP            com            35471R106     540      32,650                 sole              sole
GENERAL ELECTRIC CO                   com            369604103   4,838     126,386                 sole              sole
GENERAL MTRS CORP                     com            370442105     378      10,000                 sole              sole
GOLDMAN SACHS GROUP INC               com            38141G104     247       1,141                 sole              sole
HCC HOLDINGS INC.                     com            404132102   1,911      57,205                 sole              sole
INT'L BUS. MACHINE CORP               com            459200101   3,131      29,749                 sole              sole
ISHARES                               s&p500 grw     464287309     534       7,780                 sole              sole
ISHARES                               msci emrg mkt  464287234     313       2,375                 sole              sole
ISHARES                               msci val idx   464288877   1,524      19,451                 sole              sole
ISHARES                               russ mcp vl    464287473     319       2,026                 sole              sole
ISHARES                               lrg grw indx   464287119     571       8,280                 sole              sole
JOHN HANCOCK PATRIOT PREM             com sh ben int 41013T105     567      52,036                 sole              sole
JOHNSON & JOHNSON                     com            478160104   3,177      51,552                 sole              sole
LOWE'S CO. INC                        com            548661107   1,537      50,066                 sole              sole
LADENBURG THALMANN FIN SVCS           com            50575Q102      60      26,250                 sole              sole
MEDTRONIC INC                         com            585055106   3,004      57,930                 sole              sole
3M                                    com            88579Y101   3,229      37,203                 sole              sole
NABORS INDUSTRIES LTD                 shs            G6359F103   2,467      73,895                 sole              sole
NOVARTIS AG                           sponsored adr  66987V109   2,079      37,070                 sole              sole
ORACLE CORP                           com            68389X105   1,367      69,331                 sole              sole
PEPSICO INC                           com            713448108   2,498      38,523                 sole              sole
PFIZER INC                            com            717081103     203       7,921                 sole              sole
PUTNAM PREMIER INCOME TRUST           sh ben int     746853100     299      45,311                 sole              sole
SELECT SECTOR SPDR TR                 sbi healthcare 81369Y209     539      15,265                 sole              sole
SELECT SECTOR SPDR TR                 sbi int-tech   81369y803   4,987     194,808                 sole              sole
TARGET  CORP                          com            87612E106   2,019      31,749                 sole              sole
WACHOVIA CORPORATION NEW              com            929903102   2,751      53,685                 sole              sole
WAL-MART STORES INC                   com            931142103   2,520      52,375                 sole              sole
WELLPOINT INC                         com            94973v107   3,111      38,970                 sole              sole
WELLS FARGO & COMPANY NEW             com            949746101   2,694      76,590                 sole              sole
ZIMMER HOLDINGS, INC                  com            98956p102   1,699      20,020                 sole              sole
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